Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

May 4, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors USA Variable Life Account A
     File No. 333-147509 (MLI USA Equity Advantage VUL)
     Rule 497(j) Certification
     ----------------------------------------------------

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI for that product contained in the Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 13, 2012.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr., Esq.
Assistant General Counsel
Metropolitan Life Insurance Company